Intangible Asset - Schedule of Intangible Asset (Details)	Sep. 30, 2025 HKD ($)	Sep. 30, 2025 USD ($)	Sep. 30, 2024 HKD ($)
Schedule of Intangible Asset [Line Items]
Less: impairment loss	$ (3,581,770)	$ (460,328)
Software, net			4,093,451
Software [Member]
Schedule of Intangible Asset [Line Items]
Software	5,116,814	657,612	5,116,814
Amortization [Member]
Schedule of Intangible Asset [Line Items]
Less: amortization	$ (1,535,044)	$ (197,284)	$ (1,023,363)